Investments - Summary of Movement on Loan Allowance Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes In Allowance For Loan Losses [abstract]
Beginning balance	€ (165)	€ (137)
Addition charged to income statement	(35)	(50)
Reversal to income statement	3	13
Amounts written off	40	10
Net exchange differences	(1)	3
Other	20	(4)
Ending balance	€ (138)	€ (165)